Insurance Contracts - Insurance Contracts Issued and Reinsurance Contracts Held By Measurement Components (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	$ 184
Insurance contract liabilities, beginning balance	154,710
Changes related to future service:
Total changes related to future service	(266)	$ (126)
Changes related to past service — Adjustments to FCF for incurred claims	2,397	(95)
Total changes	2,704	1,592
Cash flows:
Insurance acquisition cash flows expensed as incurred	1,258	1,174
Insurance contract assets, ending balance	355	184
Insurance contract liabilities, ending balance	167,366	154,710
Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	184	75
Insurance contract liabilities, beginning balance	135,669	131,294
Insurance contracts liability (asset) at beginning of period	135,485	131,219
Changes related to future service:
Contracts initially recognized in the year	119	70
Changes related to past service — Adjustments to FCF for incurred claims	(2,397)	95
Insurance service result	(4,264)	(4,080)
Insurance finance (income) expenses from insurance contracts issued	5,139	9,675
Total changes recognized in income	875	5,595
Foreign currency translation	4,645	(1,194)
Total changes	5,520	4,401
Cash flows:
Premiums received	34,027	31,876
Amounts paid to policyholders and other insurance service expenses paid	(28,443)	(25,956)
Insurance acquisition cash flows	(1,259)	(2,061)
Fees received from segregated funds	419	422
Other	1,165	393
Total cash flows	5,909	4,674
Dispositions		(4,809)
Changes in PAA balance	963	341
Insurance contract assets, ending balance	355	184
Insurance contract liabilities, ending balance	147,269	135,669
Insurance contracts liability (asset) at end of period	146,914	135,485
Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	5,794	6,115
Insurance contract liabilities, beginning balance	1,623	1,603
Insurance contracts liability (asset) at beginning of period	(4,171)	(4,512)
Changes related to future service:
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	51	59
Total changes recognized in income	136	(10)
Foreign currency translation	368	(171)
Total changes	504	(181)
Cash flows:
Other	(148)	(197)
Total cash flows	(182)	(40)
Dispositions		(120)
Changes in PAA balance	68	(59)
Insurance contract assets, ending balance	6,318	5,794
Insurance contract liabilities, ending balance	1,825	1,623
Insurance contracts liability (asset) at end of period	(4,493)	(4,171)
non-PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	184	75
Insurance contract liabilities, beginning balance	118,405	114,371
Insurance contracts liability (asset) at beginning of period	135,485	131,219
Changes related to current service:
CSM recognized for services provided	(1,117)	(923)
Risk adjustment recognized for non-financial risk expired	(596)	(545)
Income taxes specifically chargeable to the policyholder	(26)	(5)
Experience adjustments	176	169
Total changes related to current service	(1,563)	(1,304)
Changes related to future service:
Changes in estimates that adjust CSM	0	0
Changes in estimates that do not adjust CSM (losses on onerous groups and reversals of such losses)	153	42
Contracts initially recognized in the year	119	70
Total changes related to future service	272	112
Changes related to past service — Adjustments to FCF for incurred claims	6	(51)
Insurance service result	(1,285)	(1,243)
Insurance finance (income) expenses from insurance contracts issued	4,342	8,648
Total changes recognized in income	3,057	7,405
Foreign currency translation	4,234	(1,058)
Total changes	7,291	6,347
Cash flows:
Premiums received	16,055	14,798
Amounts paid to policyholders and other insurance service expenses paid	(13,138)	(11,809)
Insurance acquisition cash flows	(1,257)	(2,034)
Fees received from segregated funds	419	422
Other	1,096	393
Total cash flows	3,175	1,770
Dispositions	0	(4,238)
Contracts modified	0	46
Insurance contract assets, ending balance	226	184
Insurance contract liabilities, ending balance	128,913	118,405
Insurance contracts liability (asset) at end of period	146,914	135,485
non-PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	5,453	5,674
Insurance contract liabilities, beginning balance	1,623	1,562
Insurance contracts liability (asset) at beginning of period	(4,171)	(4,512)
Changes related to current service:
CSM recognized for services provided	18	(4)
Risk adjustment recognized for non-financial risk expired	(174)	(148)
Experience adjustments	151	137
Total changes related to current service	(5)	(15)
Changes related to future service:
Changes in estimates that adjust CSM	0	0
Changes in estimates that do not adjust CSM (losses on onerous groups and reversals of such losses)	44	35
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	67	13
Contracts initially recognized in the year	0	0
Total changes related to future service	111	48
Changes related to past service — Adjustments to FCF for incurred claims	11	(47)
Insurance service result	117	(14)
Insurance finance (income) expenses from insurance contracts issued	52	45
Total changes recognized in income	169	31
Foreign currency translation	350	(97)
Total changes	519	(66)
Cash flows:
Other	(164)	(279)
Total cash flows	(265)	(188)
Dispositions	0	(33)
Contracts modified	0	5
Insurance contract assets, ending balance	5,909	5,453
Insurance contract liabilities, ending balance	1,825	1,623
Insurance contracts liability (asset) at end of period	(4,493)	(4,171)
PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	0	0
Insurance contract liabilities, beginning balance	17,264	16,923
Cash flows:
Insurance contract assets, ending balance	(129)	0
Insurance contract liabilities, ending balance	18,356	17,264
PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	341	441
Insurance contract liabilities, beginning balance		41
Cash flows:
Insurance contract assets, ending balance	409	341
Estimates of PV of future cash flows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	4,840
Insurance contract liabilities, beginning balance	583,616
Insurance contracts liability (asset) at beginning of period	578,776
Cash flows:
Insurance contract assets, ending balance	5,676	4,840
Insurance contract liabilities, ending balance	756,186	583,616
Insurance contracts liability (asset) at end of period	750,510	578,776
Estimates of PV of future cash flows | Insurance
Cash flows:
Changes in PAA balance	925	349
Estimates of PV of future cash flows | Reinsurance contracts held
Cash flows:
Changes in PAA balance	68	(67)
Estimates of PV of future cash flows | non-PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	578	195
Insurance contract liabilities, beginning balance	99,420	96,623
Insurance contracts liability (asset) at beginning of period	115,278	112,515
Changes related to current service:
Income taxes specifically chargeable to the policyholder	(26)	(5)
Experience adjustments	176	169
Total changes related to current service	150	164
Changes related to future service:
Changes in estimates that adjust CSM	(508)	(1,206)
Changes in estimates that do not adjust CSM (losses on onerous groups and reversals of such losses)	81	33
Contracts initially recognized in the year	(1,859)	(1,702)
Total changes related to future service	(2,286)	(2,875)
Changes related to past service — Adjustments to FCF for incurred claims	8	(39)
Insurance service result	(2,128)	(2,750)
Insurance finance (income) expenses from insurance contracts issued	4,149	8,131
Total changes recognized in income	2,021	5,381
Foreign currency translation	3,524	(898)
Total changes	5,545	4,483
Cash flows:
Premiums received	16,055	14,798
Amounts paid to policyholders and other insurance service expenses paid	(13,138)	(11,809)
Insurance acquisition cash flows	(1,257)	(2,034)
Fees received from segregated funds	419	422
Other	1,096	393
Total cash flows	3,175	1,770
Dispositions	0	(3,885)
Contracts modified	0	46
Insurance contract assets, ending balance	670	578
Insurance contract liabilities, ending balance	108,232	99,420
Insurance contracts liability (asset) at end of period	124,923	115,278
Estimates of PV of future cash flows | non-PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	3,848	4,061
Insurance contract liabilities, beginning balance	2,355	2,275
Insurance contracts liability (asset) at beginning of period	(1,817)	(2,177)
Changes related to current service:
Experience adjustments	151	137
Total changes related to current service	151	137
Changes related to future service:
Changes in estimates that adjust CSM	490	68
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	113	(6)
Contracts initially recognized in the year	(56)	(45)
Total changes related to future service	547	17
Changes related to past service — Adjustments to FCF for incurred claims	7	(38)
Insurance service result	705	116
Insurance finance (income) expenses from insurance contracts issued	(139)	(120)
Total changes recognized in income	566	(4)
Foreign currency translation	286	(81)
Total changes	852	(85)
Cash flows:
Other	(164)	(279)
Total cash flows	(265)	(188)
Dispositions	0	(25)
Contracts modified	0	5
Insurance contract assets, ending balance	4,292	3,848
Insurance contract liabilities, ending balance	2,212	2,355
Insurance contracts liability (asset) at end of period	(2,472)	(1,817)
Estimates of PV of future cash flows | PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	0	0
Insurance contract liabilities, beginning balance	16,436	16,087
Cash flows:
Insurance contract assets, ending balance	(129)	0
Insurance contract liabilities, ending balance	17,490	16,436
Estimates of PV of future cash flows | PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	324	440
Insurance contract liabilities, beginning balance		49
Cash flows:
Insurance contract assets, ending balance	392	324
Risk adjustment | Insurance
Changes related to future service:
Contracts initially recognized in the year	530	513
Cash flows:
Changes in PAA balance	38	(8)
Risk adjustment | Reinsurance contracts held
Changes related to future service:
Contracts initially recognized in the year	120	102
Cash flows:
Changes in PAA balance	0	8
Risk adjustment | non-PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	(146)	(51)
Insurance contract liabilities, beginning balance	7,388	6,847
Insurance contracts liability (asset) at beginning of period	8,362	7,734
Changes related to current service:
Risk adjustment recognized for non-financial risk expired	(596)	(545)
Income taxes specifically chargeable to the policyholder	0	0
Total changes related to current service	(596)	(545)
Changes related to future service:
Changes in estimates that adjust CSM	34	292
Changes in estimates that do not adjust CSM (losses on onerous groups and reversals of such losses)	72	9
Contracts initially recognized in the year	530	513
Total changes related to future service	636	814
Changes related to past service — Adjustments to FCF for incurred claims	(2)	(12)
Insurance service result	38	257
Insurance finance (income) expenses from insurance contracts issued	290	525
Total changes recognized in income	328	782
Foreign currency translation	235	(54)
Total changes	563	728
Cash flows:
Dispositions	0	(92)
Contracts modified	0	0
Insurance contract assets, ending balance	(149)	(146)
Insurance contract liabilities, ending balance	7,948	7,388
Insurance contracts liability (asset) at end of period	8,963	8,362
Risk adjustment | non-PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	1,431	1,450
Insurance contract liabilities, beginning balance	(847)	(771)
Insurance contracts liability (asset) at beginning of period	(2,295)	(2,230)
Changes related to current service:
Risk adjustment recognized for non-financial risk expired	(174)	(148)
Total changes related to current service	(174)	(148)
Changes related to future service:
Changes in estimates that adjust CSM	(130)	(52)
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	1	23
Contracts initially recognized in the year	120	102
Total changes related to future service	(9)	73
Changes related to past service — Adjustments to FCF for incurred claims	4	(9)
Insurance service result	(179)	(84)
Insurance finance (income) expenses from insurance contracts issued	192	164
Total changes recognized in income	13	80
Foreign currency translation	51	(14)
Total changes	64	66
Cash flows:
Dispositions	0	(9)
Contracts modified	0	0
Insurance contract assets, ending balance	1,487	1,431
Insurance contract liabilities, ending balance	(855)	(847)
Insurance contracts liability (asset) at end of period	(2,359)	(2,295)
Risk adjustment | PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	0	0
Insurance contract liabilities, beginning balance	828	836
Cash flows:
Insurance contract assets, ending balance	0	0
Insurance contract liabilities, ending balance	866	828
Risk adjustment | PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	17	1
Insurance contract liabilities, beginning balance		(8)
Cash flows:
Insurance contract assets, ending balance	17	17
CSM | Insurance
Changes related to future service:
Contracts initially recognized in the year	1,448	1,259
CSM | Reinsurance contracts held
Changes related to future service:
Contracts initially recognized in the year	(64)	(57)
CSM | non-PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	(248)	(69)
Insurance contract liabilities, beginning balance	11,597	10,901
Insurance contracts liability (asset) at beginning of period	11,845	10,970
Changes related to current service:
CSM recognized for services provided	(1,117)	(923)
Total changes related to current service	(1,117)	(923)
Changes related to future service:
Changes in estimates that adjust CSM	474	914
Contracts initially recognized in the year	1,448	1,259
Total changes related to future service	1,922	2,173
Insurance service result	805	1,250
Insurance finance (income) expenses from insurance contracts issued	(97)	(8)
Total changes recognized in income	708	1,242
Foreign currency translation	475	(106)
Total changes	1,183	1,136
Cash flows:
Dispositions	0	(261)
Contracts modified	0	0
Insurance contract assets, ending balance	(295)	(248)
Insurance contract liabilities, ending balance	12,733	11,597
Insurance contracts liability (asset) at end of period	13,028	11,845
CSM | non-PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	174	163
Insurance contract liabilities, beginning balance	115	58
Insurance contracts liability (asset) at beginning of period	(59)	(105)
Changes related to current service:
CSM recognized for services provided	18	(4)
Total changes related to current service	18	(4)
Changes related to future service:
Changes in estimates that adjust CSM	(360)	(16)
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	(47)	(4)
Contracts initially recognized in the year	(64)	(57)
Total changes related to future service	(427)	(42)
Insurance service result	(409)	(46)
Insurance finance (income) expenses from insurance contracts issued	(1)	1
Total changes recognized in income	(410)	(45)
Foreign currency translation	13	(2)
Total changes	(397)	(47)
Cash flows:
Dispositions	0	1
Contracts modified	0	0
Insurance contract assets, ending balance	130	174
Insurance contract liabilities, ending balance	468	115
Insurance contracts liability (asset) at end of period	(338)	(59)
CSM | PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	0	0
Cash flows:
Insurance contract assets, ending balance	$ 0	$ 0